SUBSEQUENT EVENTS (Details) - Subsequent event ¥ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2017 CNY (¥) item	Mar. 31, 2017 USD ($) item	Feb. 28, 2017 USD ($) item
Fengate SSM Holdco LP | 59.8 Megawatt (MWac) three solar farms
SUBSEQUENT EVENTS
Number of utility sold			3
Fengate SSM Holdco LP | Minimum | 59.8 Megawatt (MWac) three solar farms
SUBSEQUENT EVENTS
Sale proceeds | $			$ 195.0
Shenzhen Energy Nanjing Holding Co. Ltd | 69.5 Megawatt (MWp) two solar power plants
SUBSEQUENT EVENTS
Number of utility sold	2	2
Sale proceeds	¥ 687.1	$ 99.8